Earnings Per Share - Summary of Basic Earnings Per Share (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($) $ / shares shares	Jan. 31, 2026 $ / shares	Jan. 31, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 $ / shares
Basic earnings per share [abstract]
Net income attributable to shareholders - continuing operations	$ 342.7		$ 64.5
Net loss attributable to shareholders - discontinued operations	(51.1)		(277.6)
Net income (loss) attributable to shareholders	$ 291.6		$ (213.1)
Weighted average number of shares | shares	73,134,185		73,661,874
Basic earnings per share - continuing operations | (per share)	$ 4.69	$ 4.69	$ 0.88	$ 0.88
Basic loss per share - discontinued operations | (per share)	(0.7)	(0.7)	(3.77)	(3.77)
Basic earnings (loss) per share | (per share)	$ 3.99	$ 3.99	$ (2.89)	$ (2.89)